UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05488

        Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Income Fund, Inc. (NMI)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alabama - 0.8%

$690	Phenix City, Alabama, Industrial Development Board, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$ 714,323
	MeadWestvaco Project, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	California - 15.9%

5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,171,797
	1997A, 0.000%, 9/01/22 - MBIA Insured

	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 - FGIC Insured	No Opt. Call	AAA	840,380
2,070	0.000%, 8/01/22 - FGIC Insured	No Opt. Call	AAA	816,470
2,120	0.000%, 8/01/23 - FGIC Insured	No Opt. Call	AAA	782,386

219	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of	7/07 at 102.00	N/R	32,263
	Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

500	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A3	505,075

3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	Baa1	2,940,810
	State Hospital, Series 2004A, 5.000%, 6/01/25

1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/07 at 100.00	AAA	1,257,100
	1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	2,707,440
	Bonds, Series 2003A-1, 6.750%, 6/01/39

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	499,285
	Series 2003H, 6.375%, 10/01/33

1,000	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	A2	1,018,560
	2003C, 5.375%, 4/01/18

	Colorado - 5.6%

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak to	8/11 at 100.00	AAA	615,535
	Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded to 8/15/11)

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,040,620
	County School District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31

900	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	862,326
	County School District RE-1 - DCS Montessori School, Series 2002A, 6.000%, 7/15/22

2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	2,200,680
	6.000%, 11/15/16 (Alternative Minimum Tax) - AMBAC Insured

	Connecticut - 6.0%

1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/05 at 102.00	BBB	1,542,190

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	2,050,580
	Series 1996D, 6.700%, 7/01/26

500	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/05 at 100.00	BBB	501,145
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

965	Williamantic Housing Authority, Connecticut, GNMA Collateralized Mortgage Loan, Multifamily	10/05 at 105.00	AAA	1,029,896
	Housing Revenue Bonds, Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

	Florida - 3.4%

180	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	6/05 at 102.00	N/R	183,056
	Residential Services Inc. Project, Series 1995, 8.000%, 6/01/22

2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/04 at 102.00	BBB-	2,053,420
	Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/04 at 102.00	BBB-	614,184
	Refunding Bonds, Indiantown Cogeneration LP Project, Series 1995B, 8.050%, 12/15/25
	(Alternative Minimum Tax)

	Illinois - 6.8%

1,565	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	1,596,926
	1998, 7.000%, 1/01/14

	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation
	Project, Series 2002A:
500	6.125%, 12/01/22	12/12 at 100.00	BBB	505,375
1,000	6.250%, 12/01/32	12/21 at 100.00	BBB	1,007,960

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Baa2	1,022,220
	Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

1,825	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R	1,629,086
	Airport, Series 1997A, 7.250%, 7/01/18 (Alternative Minimum Tax)

	Indiana - 4.1%

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital Project,	8/12 at 101.00	Baa1	2,041,580
	Series 2002, 6.125%, 8/01/31

1,395	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,410,275
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

	Louisiana - 3.0%

2,000	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	2,531,520
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Maryland - 1.2%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,022,510
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts - 2.1%

500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden	12/09 at 102.00	BBB	523,790
	Haverhill, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding	No Opt. Call	BBB	1,007,740
	Bonds, Ogden Haverhill Project, Series 1992A, 4.850%, 12/01/05

270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	263,974
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

	Michigan - 4.0%

1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	BBB	1,035,440
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Paper Company Project, Series 2002B,
	6.450%, 4/15/23 (Alternative Minimum Tax)

2,150	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/06 at 102.00	Ba3	1,901,804
	Series 1995, 6.625%, 1/01/16

500	Wayne County, Michigan, Special Airport Facilities Revenue Refunding Bonds, Northwest Airlines	12/05 at 102.00	N/R	427,005
	Inc., Series 1995, 6.750%, 12/01/15

	Minnesota - 1.1%

925	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding	11/04 at 101.00	BB	934,287
	Bonds, HealthEast Inc., Series 1993A, 6.625%, 11/01/17

	Montana - 1.5%

1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	B1	1,237,032
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska - 1.2%

1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc. Project, Series	11/12 at 101.00	A+	1,047,140
	2002, 5.900%, 11/01/27 (Alternative Minimum Tax)

	New Hampshire - 0.8%

700	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New	1/07 at 102.00	BBB-	704,760
	Hampshire College, Series 1997, 6.375%, 1/01/27

	New York - 9.5%

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series 2003A,	7/13 at 100.00	AA	1,093,120
	5.500%, 7/01/15 - RAAI Insured

2,500	New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue Bonds,	2/05 at 102.00	AAA	2,622,550
	Brookdale Hospital Medical Center, Series 1995A, 6.800%, 8/15/12 (Pre-refunded to 2/15/05)

4,190	Yates County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Soldiers	2/11 at 101.00	AA+	4,451,749
	and Sailors Memorial Hospital - FHA-Insured Mortgage, Series 2000A, 6.000%, 2/01/41

	Ohio - 3.4%

400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, BHP Steel LLC, Series	9/05 at 102.00	A+	414,456
	1995, 6.300%, 9/01/20 (Alternative Minimum Tax)

2,500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	2,514,525
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Pennsylvania - 6.1%

1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	B	1,211,900
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30

1,290	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB-	1,388,672
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)

1,000	Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series 1994A, 6.750%,	9/04 at 102.00	BBB	1,023,420
	9/01/19

1,500	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds,	12/04 at 102.00	BBB-	1,551,705
	Colver Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)

	Rhode Island - 0.5%

500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	414,560
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 4.3%

2,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA-	2,747,275
	2002, 5.500%, 12/01/13

1,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-	5/11 at 101.00	BBB	912,750
	Backed Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 2.4%

1,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Hospital Facilities	4/12 at 101.00	Baa3	947,350
	Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	9/12 at 100.00	A-	1,085,220
	Bonds, Methodist Healthcare, Series 2002, 6.500%, 9/01/26

	Texas - 8.5%

2,000	Gulf Coast Waste Disposal Authority, Texas, Sewage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A+	2,072,740
	Anheuser Busch Company Project, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)

280	Hidalgo County Housing Finance Corporation, Texas, GNMA/FNMA Collateralized Single Family	10/04 at 102.00	Aaa	282,126
	Mortgage Revenue Bonds, Series 1994A, 7.000%, 10/01/27 (Alternative Minimum Tax)

2,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	AAA	1,977,640
	Light and Power Company, Series 1995, 4.000%, 10/15/15 - MBIA Insured

2,000	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp	6/12 at 100.00	BBB+	2,040,080
	Medical Center Project, Series 2002, 6.250%, 6/01/25

	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/25	8/13 at 51.84	AAA	306,480
1,000	0.000%, 8/15/26	8/13 at 49.08	AAA	285,420
1,000	0.000%, 8/15/27	8/13 at 46.47	AAA	266,630

	Virginia - 3.1%

1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds,	11/10 at 102.00	A3	1,079,590
	Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17

1,500	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding	10/12 at 100.00	BBB-	1,525,440
	Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	West Virginia - 2.4%

2,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company	10/11 at 100.00	BBB	2,001,600
	Project, Series 2003L, 5.500%, 10/01/22

	Wisconsin - 1.2%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/11 at 100.00	BBB	1,012,260
	2001, 6.250%, 10/01/21

$91,674	Total Long-Term Investments (cost $81,732,146) - 98.9%			84,059,203

	Other Assets Less Liabilities - 1.1%			933,021

	Net Assets - 100%			$84,992,224

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
#	Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc.
determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $81,673,720.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 3,507,437
	Depreciation	(1,121,954)

	Net unrealized appreciation of investments	$ 2,385,483

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.